Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Dec. 29, 2013
MFS® U.S. Government Cash Reserve Fund | A
Risk/Return:
Trading Symbol	MSRXX
MFS® U.S. Government Cash Reserve Fund | 529B
Risk/Return:
Trading Symbol	MRBXX
MFS® U.S. Government Cash Reserve Fund | 529C
Risk/Return:
Trading Symbol	MRCXX
MFS® U.S. Government Cash Reserve Fund | B
Risk/Return:
Trading Symbol	MCRXX
MFS® U.S. Government Cash Reserve Fund | C
Risk/Return:
Trading Symbol	MCCXX
MFS® U.S. Government Cash Reserve Fund | R1
Risk/Return:
Trading Symbol	CRVXX
MFS® U.S. Government Cash Reserve Fund | R2
Risk/Return:
Trading Symbol	CRMXX
MFS® U.S. Government Cash Reserve Fund | R3
Risk/Return:
Trading Symbol	CRJXX
MFS® U.S. Government Cash Reserve Fund | R4
Risk/Return:
Trading Symbol	CRKXX
MFS® U.S. Government Cash Reserve Fund | 529A
Risk/Return:
Trading Symbol	MACXX